Other Expenses, Net - Schedule of Other Expenses, Net (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Other Expenses, Net [Abstract]
Extinguishment losses			¥ 10,440,057
Extinguishment gain
Excess of fair value of instruments issued over proceeds
Total			¥ 10,440,057